Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities
Organization and Principal Activities
1.	Organization and Principal Activities

Yuanbao Inc. (the “Company”) was incorporated in the Cayman Islands in 2019. The Company is a holding company and conducts its business mainly through its subsidiaries, the variable interest entity (the “VIE”) and subsidiaries of the VIE (collectively referred to as the “Group”). The Group is primarily engaged in providing online insurance distribution and services in the People’s Republic of China (the “PRC” or “China”).

The Company’s consolidated subsidiaries, the VIE and major subsidiaries of the VIE are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries	incorporation	economic ownership	Principal activities
Yuanbao (Hong Kong) Limited (“Yuanbao HK”)	Hong Kong, China Y2019	100%	Investment holding
Hong Kong ASIA International Insurance Brokers Limited (“HK Insurance Brokers”)	Hong Kong, China Y2021	100%	Insurance distribution services
Yuanbao Kechuang (Beijing) Technology Co., Ltd. (“Yuanbao Kechuang” or “primary beneficiary of the VIE”)	Beijing, China Y2020	100%	System services

	Place and	Percentage of
	year of	direct or indirect
The VIE	incorporation	economic interest	Principal activities
Yuanbao Shuke (Beijing) Technology Co., Ltd. (“Yuanbao Shuke”)	Beijing, China Y2019	100%	System services

	Place and
	year of	Percentage of
	incorporation /	direct or indirect
Major subsidiaries of the VIE	acquisition	economic interest	Principal activities
Yuanbao Insurance Brokerage (Beijing) Co., Ltd.	Beijing, China Y2005	100%	Insurance distribution services
Shouxin Insurance Agency (Guangdong) Co., Ltd.	Beijing, China Y2010	100%	Insurance distribution services

History of the Group

The Group’s history began with the commencement of operations of Yuanbao Shuke, a limited liability company established in Beijing, the PRC in September 2019, whose equity interests were directly hold by Mr. Rui Fang (the “Founder”) and Beijing Yibao Technology Limited Partnership by 79% and 21%, respectively.

Yuanbao Inc. is an exempted company with limited liability incorporated in the Cayman Islands in December 2019.

In March 2020, the Group entered into a series of contractual agreements and commenced its operations through Yuanbao Kechuang (Beijing), the Wholly Foreign Owned Enterprise (or the “WFOE”) in Chinese mainland, and Yuanbao Shuke, or the VIE, and the VIE’s subsidiaries in Chinese mainland.

During 2020 and 2021, the Company had successively issued Series Seed, Angel, B, C1 and C2 preferred shares to certain investors, respectively, the details of which are disclosed in Note 12.

The Company completed its initial public offering (“IPO”) on April 30, 2025. Its American Depositary Shares (“ADSs”) have been listed on the Nasdaq Stock Market since then and each ADS of the Company represents six Class A ordinary shares.

1.	Organization and Principal Activities (Continued)

Contractual arrangements with the VIE

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Group conducts a significant portion of its operations in the PRC through Yuanbao Shuke and its subsidiaries. The Company relies on a series of contractual arrangements among the WFOE, the VIE and the VIE’s shareholders to conduct the business operations of the VIE and the VIE’s subsidiaries.

As a result of these contractual arrangements, the Company’s wholly-owned subsidiary is entitled to substantially all of the economic benefits from the VIE and the VIE’s subsidiaries and is obligated to absorb all of the VIE and the VIE’s subsidiaries expected losses and therefore the Company has determined that it is the ultimate primary beneficiary of the VIE and subsidiaries of the VIE, and has consolidated the financial results of the VIE and subsidiaries of the VIE in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for accounting purposes.

Below is a summary of the currently effective contractual arrangements by and among the Company’s wholly owned subsidiary Yuanbao Kechuang, the VIE and the VIE’s shareholders (also nominee shareholders).

i)	Equity Interest Pledge Agreement (the “Pledge Agreement”)

Pursuant to the Equity Interest Pledge Agreement entered into amongst WFOE and Nominee Shareholders of the VIE, the shareholders of the VIE pledged all of their equity interests in the VIE to the WFOE to ensure the shareholders fully perform their obligations under the Exclusive Business Cooperation Agreement, the Exclusive Option Agreement, and the Power of Attorney. The WFOE shall have the right to collect dividends generated by the pledged equity interests during the term of the pledge. If the Nominee Shareholders breach their respective contractual obligations under the Pledge Agreement, the WFOE, as pledgee, will be entitled to rights, including but not limited to being paid based on the monetary valuation that such equity interest is converted into or from the proceeds from the auction or sale of the equity interest. The shareholders of the VIE are prohibited from transferring their pledged equity interests, placing or permitting any encumbrance that would prejudice the WFOE’s interests without the WFOE’s prior written consent. The pledge rights were effective upon registration of the pledges with the relevant Administration for Industry and Commerce, and the Pledge Agreement will remain effective until all the obligations have been satisfied in full. The WFOE completed the registration of the pledge of equity interests in the VIE with the relevant office of Administration for the Industry and Commerce in accordance with the PRC Civil Code.

ii)	Exclusive Option Agreement (the “Exclusive Option”)

Pursuant to the Exclusive Option Agreement entered into amongst WFOE, the VIE and the Nominee Shareholders, the Nominee Shareholders grant the WFOE or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in the VIE at its sole discretion, to the extent permitted under the PRC laws for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The WFOE has an option to purchase from the VIE at WFOE’s sole discretion, any or all of the assets and business of the VIE, to the extent permitted under PRC law, and at the lowest purchase price permitted by PRC law. The shareholders should remit to the WFOE any gain that is paid by WFOE or its designated person(s) in connection with the purchased equity interest or the purchased business asset. The WFOE or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions made by the VIE to its shareholders should be repaid to the WFOE in full amount. This Agreement remains effective until all equity interests held by Nominee Shareholders in the VIE have been transferred or assigned to the WFOE and/or any other person designated by the WFOE in accordance with this Agreement.

1.	Organization and Principal Activities (Continued)

Contractual arrangements with the VIE (Continued)

iii)	Exclusive Business Cooperation Agreement (the “BCA”)

Pursuant to the Exclusive Business Cooperation Agreement entered into amongst WFOE and the VIE, the WFOE is engaged by the VIE to exclusively provide technical and consulting services including but not limited to support services, business consultancy, financial management consultancy, software development and other services. The WFOE may appoint or designate its affiliates or other qualified parties to provide the services covered by the BCA. In return, the VIE agrees to pay a service fee equal to 100% of the consolidated profit before taxation of the VIE after the VIE turns cumulative profitable and after certain expenses. The WFOE has sole discretion to adjust and decide the scope and amount, payment schedule and payment method of such service fee to be paid by the VIE. Without the WFOE’s prior written consent, the VIE shall not, directly and indirectly, obtain the same or similar services as provided under this agreement from any third party. The WFOE can terminate the BCA at its sole discretion; however, the VIE cannot terminate the BCA without WFOE’s material breach. The WFOE has the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. The exclusive business cooperation agreement has an initial term of twenty years, and shall be renewed for a further term without limitation as determined by the WFOE.

iv)	Power of Attorney

Pursuant to the power of attorney agreement entered into amongst WFOE, the VIE and the Nominee Shareholders, Nominee Shareholders irrevocably appoint WFOE as their attorney-in-fact to exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interests in the VIE, including but not limited to executing the voting rights and the right to appoint directors and executive officers of the VIE. The agreements will remain effective and irrevocable for as long as the relevant Nominee Shareholder holds any equity interests in the VIE.

v)	Spousal Consent Letter (the “Spousal Letter”)

Each spouse of the married nominee shareholders of the VIE entered into a Spousal Letter, which unconditionally and irrevocably agreed that the equity interests in the VIE held by and registered in the name of their spouse will be disposed of pursuant to the Pledge Agreement and the POA. Each spouse agreed not to assert any rights over the equity interests in the VIE held by their spouse. In addition, in the event that the spouses obtain any equity interests in the VIE held by their spouse for any reason, they agreed to be bound by the contractual arrangements.

These contractual arrangements allow the Company, through its WFOE, to effectively control the VIE, and to derive substantially all of the economic benefits from the VIE. Accordingly, the Company consolidates the VIE for accounting purpose.

Risks in relation to the VIE structure

The Company has been advised by its PRC legal counsel, Han Kun Law Offices, that the contractual arrangements among the WFOE, the consolidated VIE and the VIE’s shareholders are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIE are in compliance with current PRC laws and legally enforceable. However, uncertainties may arise in the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements are subject to change, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

1.	Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

On March 15, 2019, the National People’s Congress approved the PRC Foreign Investment Law, or the FIL, which had taken effect on January 1, 2020. The FIL does not explicitly classify whether variable interest entities that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. FIL’s effect on variable interest entity and business operation is still unclear as of December 31, 2025.

The Group’s operations depend on the VIE to honor its contractual agreements with the Group and the enforceability, and therefore the benefits depend on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to be the ultimate primary beneficiary and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

The Company’s ability to be the ultimate primary beneficiary of the VIE also depends on the Power of Attorney the shareholders have to vote on all matters requiring shareholder approval in the VIE. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the business licenses and/or operating licenses of the Group;
●	confiscate any of the Group’s income that they deem to be obtained through illegal operations;
●	place restrictions on the Group’s right to collect revenues;
●	shut down the Group’s servers or block the Group’s apps/websites;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose other conditions or requirements with which the Group have not yet met;
●	taking other regulatory or enforcement actions against the Group that could be harmful to the Group’s business; or
●	impose fines on the Group.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among the VIE, the VIE’s shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIE to honor its contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since there may be further amendments or changes on the PRC laws and regulations from time to time, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.

1.	Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIE and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the information presented below:

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	561,777	585,882
Time deposits	80,000	80,266
Restricted cash	15,000	15,096
Short-term investments	21,560	—
Accounts receivable, net	86,501	119,148
Prepayments and other current assets, net	10,146	10,623
Total current assets	774,984	811,015
Non-current assets:
Property and equipment, net	1,568	1,457
Intangible assets, net	57,684	57,640
Right-of-use assets	2,856	848
Deferred tax assets, net	6,936	33,338
Other non-current assets, net	—	6,900
Total non-current assets	69,044	100,183
TOTAL ASSETS	844,028	911,198

Current liabilities:
Accounts payable	3,819	5,570
Contract liabilities	117,591	63,440
Salary and welfare payable	13,209	12,029
Taxes payable	1,804	1,913
Accrued expenses and other current liabilities	522,838	577,055
Current lease liabilities	2,006	662
Amounts due to the subsidiaries of the Company, current	184,619	256,703
Total current liabilities	845,886	917,372
Non-current liabilities:
Non-current lease liabilities	813	123
Deferred tax liabilities, net	14,795	14,333
Total non-current liabilities	15,608	14,456
TOTAL LIABILITIES	861,494	931,828

1.	Organization and Principal Activities (Continued)

Risks in relation to the VIE structure (Continued)

The VIE holds certain assets with no carrying value on the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue-producing assets). Unrecognized revenue-producing assets held by the VIE mainly include the ICP License and trademarks. Recognized revenue-producing assets held by the VIE mainly include the insurance brokerage license and the insurance agency license, recorded as intangible assets on the balance sheet. The VIE’s subsidiaries are primarily engaged in and generate revenue from the provision of insurance distribution services to its partnered insurance carriers and incur various types of related expenses. The WFOE and its subsidiary and the VIE, on the other hand, are primarily engaged in research and development efforts as well as the provision of system services to its partnered insurance carriers to optimize the efficiency of insurance distribution. The following table sets forth the results of operations of the VIE and the VIE’s subsidiaries, which also includes their transactions with the Company and the Company’s subsidiaries including the WFOE.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenue	803,906	1,438,597	1,658,159
Net income/(loss) from continuing operations	12,237	25,933	(9,852)
Net loss from discontinued operations	(2,069)	—	—
Net income/(loss)	10,168	25,933	(9,852)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash and cash equivalents and restricted cash provided by continuing operating activities	123,156	349,753	8,837
Net cash and cash equivalents and restricted cash provided by discontinued operating activities	15,365	—	—
Net cash and cash equivalents and restricted cash provided by/(used in) continuing investing activities	4,203	(81,861)	15,364
Net cash and cash equivalents and restricted cash used in discontinued investing activities	(31,699)	—	—
Net cash and restricted cash provided by/(used in) financing activities	27,800	(74,000)	—
Net increase in cash and cash equivalents and restricted cash	138,825	193,892	24,201

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIE and the VIE’s subsidiaries and can have assets transferred out of the VIE. As the VIE is incorporated as limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the VIE. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Group is conducting certain businesses in the PRC through the VIE, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.